ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE DIVIDEND GROWTH FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 96.2%
CONSUMER DISCRETIONARY 12.7%
Hotels, Restaurants & Leisure 1.5%
Carnival	130,000	6,114
International Game Technology	145,000	6,017
		12,131
Leisure Equipment & Products 0.5%
Mattel	240,000	4,728
		4,728
Media 6.4%
CBS, Class B	132,500	3,733
EchoStar Communications, Class A (1)	150,000	4,911
McGraw-Hill	157,500	9,140
Meredith	110,000	5,426
Omnicom	85,000	7,956
Time Warner	600,000	10,938
Tribune	140,000	4,581
Viacom, Class B (1)	142,500	5,298
		51,983
Multiline Retail 2.5%
Family Dollar Stores	300,000	8,772
Target	207,500	11,464
		20,236
Specialty Retail 1.8%
Home Depot	250,000	9,068
Ross Stores	220,000	5,590
		14,658
Total Consumer Discretionary		103,736
CONSUMER STAPLES 7.7%
Beverages 2.4%
Coca-Cola	200,000	8,936
PepsiCo	160,000	10,442
		19,378
Food & Staples Retailing 2.3%
Sysco	160,000	5,352
Wal-Mart	90,000	4,439
Walgreen	197,500	8,767
		18,558
Food Products 1.6%
General Mills	145,000	8,207
McCormick	130,000	4,937
		13,144
Household Products 0.4%
Colgate-Palmolive	50,000	3,105
		3,105
Tobacco 1.0%
Altria Group	110,000	8,420
		8,420
Total Consumer Staples		62,605
ENERGY 9.1%
Energy Equipment & Services 2.3%
Baker Hughes	167,500	11,423
Diamond Offshore Drilling	102,500	7,418
		18,841
Oil, Gas & Consumable Fuels 6.8%
BP ADR	122,500	8,034
Chevron	170,000	11,026
CONSOL Energy	60,000	1,904
ExxonMobil	325,000	21,807
Total ADR	185,000	12,199
		54,970
Total Energy		73,811
FINANCIALS 23.3%
Capital Markets 8.4%
Ameriprise Financial	85,000	3,986
Bank of New York	210,000	7,405
Legg Mason	42,500	4,287
Mellon Financial	180,000	7,038
Morgan Stanley	140,000	10,207
Nuveen Investments	180,000	9,221
State Street	200,000	12,480
UBS (CHF)	224,000	13,399
		68,023
Commercial Banks 3.2%
First Horizon National	100,000	3,801
U.S. Bancorp	310,000	10,298
Wells Fargo	340,000	12,302
		26,401
Consumer Finance 1.2%
American Express	175,000	9,814
		9,814
Diversified Financial Services 2.4%
Citigroup	400,000	19,868
		19,868
Insurance 6.0%
American International Group	135,000	8,945
Axis Capital Holdings	155,000	5,377
Genworth Financial, Class A	250,000	8,753
Hartford Financial Services	95,000	8,241
Marsh & McLennan	280,000	7,882
Prudential Financial	60,000	4,575
XL Capital	67,500	4,637
		48,410
Real Estate Investment Trusts (REITs) 2.1%
Archstone-Smith Trust, REIT	87,500	4,763
CapitalSource, REIT	85,000	2,195
Global Signal, REIT	110,000	5,564
Vornado Realty Trust, REIT	45,000	4,905
		17,427
Total Financials		189,943
HEALTH CARE 11.2%
Biotechnology 0.4%
MedImmune (1)	100,000	2,921
		2,921
Health Care Equipment & Supplies 2.5%
C R Bard	60,000	4,500
Dentsply International	150,000	4,517
Medtronic	152,500	7,082
Stryker	85,000	4,215
		20,314
Health Care Providers & Services 2.3%
Cardinal Health	60,000	3,944
Caremark RX	75,000	4,250
CIGNA	55,000	6,398
Quest Diagnostics	75,000	4,587
		19,179
Pharmaceuticals 6.0%
Abbott Laboratories	105,000	5,099
Eli Lilly	82,500	4,702
Johnson & Johnson	135,000	8,767
Novartis (CHF)	119,000	6,947
Pfizer	425,000	12,053
Wyeth	225,000	11,439
		49,007
Total Health Care		91,421
INDUSTRIALS & BUSINESS SERVICES 13.0%
Aerospace & Defense 3.1%
General Dynamics	130,000	9,317
Honeywell International	180,000	7,362
Rockwell Collins	150,000	8,226
		24,905
Air Freight & Logistics 1.4%
C H Robinson Worldwide	55,000	2,452
Expeditors International of Washington	47,500	2,118
UPS, Class B	100,000	7,194
		11,764
Building Products 0.7%
Masco	200,000	5,484
		5,484
Industrial Conglomerates 4.4%
GE	485,000	17,121
Roper Industries	242,500	10,849
Tyco International	275,000	7,697
		35,667
Machinery 2.3%
Danaher	125,000	8,584
Deere	50,000	4,196
Illinois Tool Works	125,000	5,612
		18,392
Road & Rail 1.1%
Union Pacific	105,000	9,240
		9,240
Total Industrials & Business Services		105,452
INFORMATION TECHNOLOGY 10.1%
Communications Equipment 1.7%
Cisco Systems (1)	255,000	5,865
Nokia ADR	410,000	8,073
		13,938
Computers & Peripherals 0.4%
Dell (1)	150,000	3,426
		3,426
IT Services 2.7%
Automatic Data Processing	200,000	9,468
First Data	225,000	9,450
Paychex	87,500	3,224
		22,142
Semiconductor & Semiconductor Equipment 2.9%
Analog Devices	205,000	6,025
Applied Materials	160,000	2,837
Intel	250,000	5,142
Linear Technology	230,000	7,158
Xilinx	115,000	2,524
		23,686
Software 2.4%
Adobe Systems (1)	50,000	1,873
Jack Henry & Associates	120,000	2,612
Microsoft	530,000	14,485
		18,970
Total Information Technology		82,162
MATERIALS 2.6%
Chemicals 1.8%
Potash Corp of Saskatchewan	33,000	3,438
Praxair	70,000	4,141
Sigma Aldrich	97,500	7,378
		14,957
Paper & Forest Products 0.8%
International Paper	185,000	6,407
		6,407
Total Materials		21,364
TELECOMMUNICATION SERVICES 4.5%
Diversified Telecommunication Services 2.6%
Telus, Non-voting shares	245,000	13,713
Verizon Communications	210,000	7,797
		21,510
Wireless Telecommunication Services 1.9%
Alltel	75,000	4,162
Sprint Nextel	185,000	3,173
Vodafone ADR	345,000	7,887
		15,222
Total Telecommunication Services		36,732
UTILITIES 2.0%
Electric Utilities 0.4%
Pinnacle West Capital	75,000	3,379
		3,379
Gas Utilities 0.5%
AGL Resources	125,000	4,562
		4,562
Multi-Utilities 1.1%
NiSource	400,000	8,696
		8,696
Total Utilities		16,637
Total Common Stocks (Cost $551,894)		783,863
CONVERTIBLE BONDS 0.6%
EchoStar Communications, 5.75%, 5/15/08	206,000	207
Lamar Advertising, 2.875%, 12/31/10	3,690,000	4,373
Total Convertible Bonds (Cost $4,128)		4,580
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.2%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	25,985,933	25,986
Total Short-Term Investments (Cost $25,986)		25,986
Total Investments in Securities
100.0% of Net Assets (Cost $582,008)		$814,429

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts
CHF	Swiss Franc
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Dividend Growth Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Dividend Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income through investments primarily in dividend-paying stocks.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $582,008,000. Net unrealized gain aggregated $232,423,000 at period-end, of which $243,680,000 related to appreciated investments and $11,257,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $692,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $25,986,000 and $18,162,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006